Supplementary Financial Information (Schedule for Allowance for Uncollectible Accounts Receivable) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for uncollectible accounts receivable at beginning of period	$ 15	$ 14	$ 9
Bad debt expense	34	38	33
Decrease for account write-offs	(40)	(37)	(28)
Allowance for uncollectible accounts receivable at end of period	$ 9	$ 15	$ 14